Guarantees and Contingent Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
USB Capital, IX, a wholly-owned unconsolidated trust
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	$ 684
Percentage of common equity in wholly owned USB Capital IX	100.00%
Assets held in trust	$ 685
Operations of subsidiaries
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	2,600
Standby letters of credit
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	$ 10,522
Term of guaranteed obligations	14 months
Fair value of guaranteed obligations	$ 23
Collateral held for guaranteed obligations	0
Third party borrowing arrangements
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	1
Fair value of guaranteed obligations	0
Collateral held for guaranteed obligations	0
Securities lending indemnifications
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	6,681
Fair value of guaranteed obligations	0
Collateral held for guaranteed obligations	6,862
Asset sales
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	12,650
Fair value of guaranteed obligations	112
Collateral held for guaranteed obligations	0
Syndication of tax-advantaged investments
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	103
Representation and warranty
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	9	$ 13
Unresolved claims	15	$ 18
Merchant processing
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	144,713
Fair value of guaranteed obligations	61
Collateral held for guaranteed obligations	816
Airline processing arrangements
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	40
Value of airline tickets purchased to deliver at future date through card transactions	12,000
Airline processing arrangements | Escrow deposits letters of credit and indemnities
Guarantor Obligations [Line Items]
Collateral held for guaranteed obligations	689
Unresolved merchant charge-backs
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	21
Unresolved merchant charge-backs | Merchant escrow deposits
Guarantor Obligations [Line Items]
Collateral held for guaranteed obligations	$ 127